Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis	Dec. 31, 2020 USD ($)
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Marketable securities held in Trust Account	$ 287,491,254